Annual Total Returns- DWS International Growth Fund (Class T) [BarChart] - Class T - DWS International Growth Fund - Class T	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	13.32%	(14.98%)	17.88%	25.84%	(1.90%)	(1.92%)	0.03%	25.14%	(17.08%)	31.28%